Related-Party Transactions - Summary of Receivables, Payables, Payments and Expenses of Company's Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Payments		$ 4,787
Woman Care Global International
Related Party Transaction [Line Items]
Receivables	$ 17	30
Payables	2,077	3,012
Payments	1,026	3,230
Operating expenses	12	6,183
Interest expense	$ 77	$ 15